UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Natural Resources Fund
Class A:
PGNAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a per ce ntage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class A	$62	1.28%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%
MF135E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Natural Resources Fund

SHARE CLASS	A
NASDAQ	PGNAX
CUSIP	74441K107
MF135E2A

PGIM Jennison Natural Resources Fund

PGIM Jennison Natural Resources Fund
Class C:
PNRCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a per centage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class C	$100	2.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%
MF135E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Natural Resources Fund

SHARE CLASS	C
NASDAQ	PNRCX
CUSIP	74441K305
MF135E2C

PGIM Jennison Natural Resources Fund
Class R:
JNRRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a perce nt age of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R	$75	1.56%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%
MF135E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Natural Resources Fund

SHARE CLASS	R
NASDAQ	JNRRX
CUSIP	74441K404
MF135E2R

PGIM Jennison Natural Resources Fund
Class Z:
PNRZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a perce nt age of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class Z	$45	0.93%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turnover rate for the period	28%
MF135E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Natural Resources Fund

SHARE CLASS	Z
NASDAQ	PNRZX
CUSIP	74441K503
MF135E2Z

PGIM Jennison Natural Resources Fund
Class R6:
PJNQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 inve st ment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R6	$40	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 640,142,891
Number of fund holdings	44
Portfolio turn ov er rate for the period	28%
MF135E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Country Allocation	% of Net Assets
United States (9.0% represents investments purchased with collateral from securities on loan)	60.7%
Canada	20.3%
France	9.1%
United Kingdom	4.6%
Brazil	3.7%
Turkey	3.4%
Congo (Democratic Republic)	3.4%
Ivory Coast	3.0%
Zambia	0.8%
South Africa	0.0%*
109.0%
Liabilities in excess of other assets	(9.0)%
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Natural Resources Fund

SHARE CLASS	R6
NASDAQ	PJNQX
CUSIP	74441K602
MF135E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

PGIM Jennison Natural Resources Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Natural Resources Fund	1
Notes to Financial Statements	15

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS

Agricultural Products 1.6%
Bunge Global SA	75,785	$5,965,795
Darling Ingredients, Inc.*(a)	127,729	4,111,597

		10,077,392

Coal & Consumable Fuels 4.1%
Cameco Corp. (Canada)	531,705	24,006,481
NexGen Energy Ltd. (Canada)*	384,513	2,013,770

		26,020,251

Construction & Engineering 1.3%
MasTec, Inc.*	63,689	8,108,883

Copper 3.4%
ERO Copper Corp. (Brazil)*	1,331,676	16,633,875
First Quantum Minerals Ltd. (Zambia)*	363,960	4,886,769

		21,520,644

Diversified Metals & Mining 8.0%
Hudbay Minerals, Inc. (Canada)	2,641,573	19,218,756
Ivanhoe Electric, Inc.*(a)	652,848	4,112,943
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	2,447,369	21,729,143
Lifezone Metals Ltd. (United Kingdom)*	452,817	1,621,085
Solaris Resources, Inc. (Canada)*(a)	1,094,669	4,883,370

		51,565,297

Fertilizers & Agricultural Chemicals 3.3%
Corteva, Inc.	252,989	15,682,788
Mosaic Co. (The)	185,770	5,647,408

		21,330,196

Gold 16.3%
Agnico Eagle Mines Ltd. (Canada)(a)	357,900	42,081,882
Alamos Gold, Inc. (Canada) (Class A Stock)	749,024	21,362,165
Eldorado Gold Corp. (Turkey)*	1,168,610	22,016,612
Endeavour Mining PLC (Ivory Coast)	699,070	18,939,696

		104,400,355

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 1

Schedule of Investments  (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Heavy Electrical Equipment 2.0%
GE Vernova, Inc.	35,161	$13,038,402

Industrial Gases 1.8%
Linde PLC	25,247	11,442,698

Industrial Machinery 1.5%
Chart Industries, Inc.*	72,026	9,722,069

Integrated Oil & Gas 15.1%
Chevron Corp.(a)	64,379	8,759,407
Exxon Mobil Corp.	314,406	33,210,706
Shell PLC, ADR	518,454	33,429,914
TotalEnergies SE (France), ADR(a)	373,596	21,238,932

		96,638,959

Oil & Gas Equipment & Services 10.1%
Technip Energies NV (France)	592,760	20,227,416
TechnipFMC PLC (United Kingdom)	983,767	27,712,716
Vallourec SACA (France)*	892,292	16,492,014

		64,432,146

Oil & Gas Exploration & Production 15.8%
ARC Resources Ltd. (Canada)	872,191	16,139,266
Diamondback Energy, Inc.	96,612	12,753,750
EQT Corp.	500,786	24,758,860
Expand Energy Corp.	235,103	24,427,202
Gulfport Energy Corp.*	36,655	6,322,987
Permian Resources Corp.(a)	1,363,850	16,093,430
Sintana Energy, Inc. (Canada)*	637,992	249,903
Sintana Energy, Inc. (Canada), Reg D*(x)	1,304,999	511,170

		101,256,568

Oil & Gas Refining & Marketing 1.1%
Valero Energy Corp.	59,695	6,929,993

Oil & Gas Storage & Transportation 8.7%
Cheniere Energy, Inc.	112,175	25,924,764
Williams Cos., Inc. (The)	512,085	29,992,819

		55,917,583

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^(x)	523,100	$70

Semiconductors 1.0%
First Solar, Inc.*	51,244	6,447,520

Steel 1.1%
Vale SA (Brazil), ADR(a)	726,395	6,762,737

TOTAL LONG-TERM INVESTMENTS
(cost $516,308,177)		615,611,763

SHORT-TERM INVESTMENTS 12.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	24,477,361	24,477,361
PGIM Institutional Money Market Fund (7-day effective yield 4.540%)
(cost $57,774,880; includes $ 57,473,995 of cash collateral for securities on loan)(b)(wb)	57,818,918	57,778,445

TOTAL SHORT-TERM INVESTMENTS
(cost $82,252,241)		82,255,806

TOTAL INVESTMENTS 109.0%
(cost $598,560,418)		697,867,569
Liabilities in excess of other assets (9.0)%		(57,724,678)

NET ASSETS 100.0%		$640,142,891

Below is a list of the abbreviation(s) used in the semiannual report:

ADR — American Depositary Receipt

Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $70 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,005,141; cash collateral of $57,473,995 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 3

Schedule of Investments  (unaudited) (continued)

as of April 30, 2025

(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer Description	Date	Cost	Value	Net Assets
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	11/27/07	$4,469,143	$70	0.0%
Sintana Energy, Inc. (Canada) Reg D*	06/03/11	20,701,233	511,170	0.1

Total		$25,170,376	$511,240	0.1%

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$23,396,612	$—	$—
Canada	130,466,763	—	—
Congo (Democratic Republic)	21,729,143	—	—
France	21,238,932	36,719,430	—
Ivory Coast	18,939,696	—	—
South Africa	—	—	70
Turkey	22,016,612	—	—
United Kingdom	29,333,801	—	—
United States	306,883,935	—	—
Zambia	4,886,769	—	—
Short-Term Investments
Affiliated Mutual Funds	82,255,806	—	—

Total	$661,148,069	$36,719,430	$70

See Notes to Financial Statements.

4

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

United States (including 9.0% of collateral for securities on loan)	60.7%
Canada	20.4
France	9.1
United Kingdom	4.5
Brazil	3.7
Turkey	3.4
Congo (Democratic Republic)	3.4
Ivory Coast	3.0
Zambia	0.8

South Africa	0.0 *%

109.0
Liabilities in excess of other assets	(9.0)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$55,005,141	$(55,005,141)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 5

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $55,005,141:
Unaffiliated investments (cost $516,308,177)	$615,611,763
Affiliated investments (cost $82,252,241)	82,255,806
Foreign currency, at value (cost $3)	3
Receivable for investments sold	2,276,776
Tax reclaim receivable	844,003
Receivable for Fund shares sold	716,318
Dividends receivable	7,184
Prepaid expenses	2,304

Total Assets	701,714,157

Liabilities

Payable to broker for collateral for securities on loan	57,473,995
Payable for investments purchased	1,998,673
Payable for Fund shares purchased	1,091,459
Accrued expenses and other liabilities	516,824
Management fee payable	390,038
Distribution fee payable	75,608
Affiliated transfer agent fee payable	21,943
Directors’ fees payable	2,726

Total Liabilities	61,571,266

Net Assets	$640,142,891

Net assets were comprised of:
Common stock, at par	$125,470
Paid-in capital in excess of par	854,277,630
Total distributable earnings (loss)	(214,260,209)

Net assets, April 30, 2025	$640,142,891

See Notes to Financial Statements.

6

Class A

Net asset value and redemption price per share, ($241,574,979 ÷ 4,848,507 shares of common stock issued and outstanding)	$49.82
Maximum sales charge (5.50% of offering price)	2.90

Maximum offering price to public	$52.72

Class C

Net asset value, offering price and redemption price per share, ($11,302,461 ÷ 294,498 shares of common stock issued and outstanding)	$38.38

Class R

Net asset value, offering price and redemption price per share, ($18,379,315 ÷ 376,422 shares of common stock issued and outstanding)	$48.83

Class Z

Net asset value, offering price and redemption price per share, ($257,909,975 ÷ 4,926,155 shares of common stock issued and outstanding)	$52.36

Class R6

Net asset value, offering price and redemption price per share, ($110,976,161 ÷ 2,101,393 shares of common stock issued and outstanding)	$52.81

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 7

Statement of Operations  (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $215,818 foreign withholding tax)	$5,534,390
Affiliated dividend income	355,542
Income from securities lending, net (including affiliated income of $44,507)	44,511

Total income	5,934,443

Expenses
Management fee	2,446,462
Distribution fee(a)	537,330
Transfer agent’s fees and expenses (including affiliated expense of $83,396)(a)	460,314
Custodian and accounting fees	38,033
Registration fees(a)	37,890
Shareholders’ reports	34,687
Professional fees	22,310
Audit fee	13,776
Directors’ fees	11,266
Miscellaneous	16,090

Total expenses	3,618,158
Less: Distribution fee waiver(a)	(24,567)

Net expenses	3,593,591

Net investment income (loss)	2,340,852

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,936))	(31,611,589)
Foreign currency transactions	(34,633)

(31,646,222)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,492)	(7,032,744)
Foreign currencies	7,568

(7,025,176)

Net gain (loss) on investment and foreign currency transactions	(38,671,398)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(36,330,546)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	399,493	64,137	73,700	—	—
Transfer agent’s fees and expenses	235,842	11,654	22,512	184,974	5,332
Registration fees	9,871	6,618	4,169	10,617	6,615
Distribution fee waiver	—	—	(24,567)	—	—

See Notes to Financial Statements.

8

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,340,852	$7,440,737
Net realized gain (loss) on investment and foreign currency transactions	(31,646,222)	68,407,715
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,025,176)	(22,156,070)

Net increase (decrease) in net assets resulting from operations	(36,330,546)	53,692,382

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,676,132)	(5,973,311)
Class C	(82,224)	(337,212)
Class R	(142,701)	(421,585)
Class Z	(3,551,042)	(6,800,247)
Class R6	(747,698)	(1,480,747)

	(7,199,797)	(15,013,102)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	101,846,968	106,498,630
Net asset value of shares issued in reinvestment of dividends and distributions	6,507,705	13,885,072
Cost of shares purchased	(102,233,754)	(216,780,364)

Net increase (decrease) in net assets from Fund share transactions	6,120,919	(96,396,662)

Total increase (decrease)	(37,409,424)	(57,717,382)

Net Assets:

Beginning of period	677,552,315	735,269,697

End of period	$640,142,891	$677,552,315

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 9

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.33		$50.49	$55.85	$45.60	$26.93	$29.28
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.47	0.72	0.95	0.38	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.15)		3.35	(4.62)	9.67	18.74	(2.00)
Total from investment operations	(3.01)		3.82	(3.90)	10.62	19.12	(1.78)
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.98)	(1.46)	(0.37)	(0.45)	(0.57)
Net asset value, end of period	$49.82		$53.33	$50.49	$55.85	$45.60	$26.93
Total Return(b):	(5.71)%		7.74%	(7.18)%	23.55%	71.63%	(6.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$241,575		$290,885	$310,359	$374,843	$315,131	$197,683
Average net assets (000)	$268,536		$309,734	$346,548	$343,151	$283,488	$215,813
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28	%(d)	1.26%	1.27%	1.27%	1.31%	1.38%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.26%	1.27%	1.27%	1.31%	1.38%
Net investment income (loss)	0.55	%(d)	0.88%	1.36%	1.91%	0.96%	0.83%
Portfolio turnover rate(e)	28%		31%	33%	37%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.10		$39.20	$43.76	$35.89	$21.36	$23.37
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(b)	0.06	0.29	0.48	0.06	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.43)		2.59	(3.62)	7.59	14.85	(1.61)
Total from investment operations	(2.48)		2.65	(3.33)	8.07	14.91	(1.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.75)	(1.23)	(0.20)	(0.38)	(0.44)
Net asset value, end of period	$38.38		$41.10	$39.20	$43.76	$35.89	$21.36
Total Return(c):	(6.08)%		6.90%	(7.83)%	22.66%	70.42%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,302		$14,313	$18,244	$29,723	$23,746	$20,836
Average net assets (000)	$12,934		$16,445	$23,481	$26,893	$22,795	$27,652
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.08	%(e)	2.03%	1.98%	1.99%	2.01%	2.09%
Expenses before waivers and/or expense reimbursement	2.08	%(e)	2.03%	1.98%	1.99%	2.01%	2.09%
Net investment income (loss)	(0.24	)%(e)	0.14%	0.71%	1.22%	0.21%	0.18%
Portfolio turnover rate(f)	28%		31%	33%	37%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 11

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$52.21		$49.47	$54.76	$44.75	$26.46	$28.75
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.33	0.61	0.83	0.28	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.08)		3.28	(4.55)	9.47	18.42	(1.95)
Total from investment operations	(3.02)		3.61	(3.94)	10.30	18.70	(1.79)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.87)	(1.35)	(0.29)	(0.41)	(0.50)
Net asset value, end of period	$48.83		$52.21	$49.47	$54.76	$44.75	$26.46
Total Return(b):	(5.84)%		7.44%	(7.38)%	23.24%	71.26%	(6.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,379		$20,660	$25,064	$35,475	$29,030	$19,553
Average net assets (000)	$19,816		$23,040	$30,175	$31,948	$27,407	$21,242
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.56	%(d)	1.53%	1.50%	1.50%	1.51%	1.56%
Expenses before waivers and/or expense reimbursement	1.81	%(d)	1.78%	1.75%	1.75%	1.76%	1.81%
Net investment income (loss)	0.26	%(d)	0.63%	1.17%	1.68%	0.74%	0.63%
Portfolio turnover rate(e)	28%		31%	33%	37%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$56.09		$53.07	$58.60	$47.81	$28.20	$30.62
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.68	0.95	1.19	0.55	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.29)		3.51	(4.84)	10.12	19.62	(2.07)
Total from investment operations	(3.05)		4.19	(3.89)	11.31	20.17	(1.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.68)		(1.17)	(1.64)	(0.52)	(0.56)	(0.70)
Net asset value, end of period	$52.36		$56.09	$53.07	$58.60	$47.81	$28.20
Total Return(b):	(5.54)%		8.10%	(6.84)%	24.01%	72.26%	(5.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$257,910		$294,165	$315,668	$373,327	$306,985	$202,846
Average net assets (000)	$284,202		$306,088	$341,515	$340,172	$284,945	$240,200
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93	%(d)	0.92%	0.91%	0.90%	0.93%	0.94%
Expenses before waivers and/or expense reimbursement	0.93	%(d)	0.92%	0.91%	0.90%	0.93%	0.94%
Net investment income (loss)	0.88	%(d)	1.22%	1.72%	2.27%	1.33%	1.27%
Portfolio turnover rate(e)	28%		31%	33%	37%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund 13

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$56.60		$53.54	$59.10	$48.22	$28.42	$30.85
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.74	1.02	1.27	0.65	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.33)		3.54	(4.89)	10.17	19.73	(2.08)
Total from investment operations	(3.06)		4.28	(3.87)	11.44	20.38	(1.71)
Less Dividends and Distributions:
Dividends from net investment income	(0.73)		(1.22)	(1.69)	(0.56)	(0.58)	(0.72)
Net asset value, end of period	$52.81		$56.60	$53.54	$59.10	$48.22	$28.42
Total Return(b):	(5.52)%		8.21%	(6.75)%	24.12%	72.48%	(5.71)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,976		$57,530	$65,934	$88,942	$80,025	$27,355
Average net assets (000)	$72,308		$61,191	$71,568	$81,996	$54,795	$27,262
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.82%	0.81%	0.81%	0.85%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.82%	0.81%	0.81%	0.85%
Net investment income (loss)	0.98	%(d)	1.31%	1.82%	2.41%	1.53%	1.32%
Portfolio turnover rate(e)	28%		31%	33%	37%	35%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Jennison Natural Resources Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Natural Resources Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the

PGIM Jennison Natural Resources Fund 15

Notes to Financial Statements  (unaudited) (continued)

“Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

PGIM Jennison Natural Resources Fund 17

Notes to Financial Statements  (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

PGIM Jennison Natural Resources Fund 19

Notes to Financial Statements  (unaudited) (continued)

statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% of average daily net assets to $1 billion;	0.75%

0.70% of average daily net assets over $1 billion.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

The RIC, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$36,384	$500
C	—	310

The RIC, on behalf of the Fund has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2025, brokerage commissions recaptured under these agreements was $15,402.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Natural Resources Fund 21

Notes to Financial Statements  (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$177,932,947	$189,299,580

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$12,033,622	$111,600,341	$ 99,156,602	$ —	$ —	$24,477,361	24,477,361	$355,542

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
47,528,720	346,403,853	336,140,684	4,492	(17,936)	57,778,445	57,818,918	44,507	(2)
$59,562,342	$458,004,194	$435,297,286	$4,492	$(17,936)	$82,255,806		$400,049

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$603,129,858	$146,237,616	$(51,499,905)	$94,737,711

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$277,404,000	$65,069,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Natural Resources Fund 23

Notes to Financial Statements  (unaudited) (continued)

There are 500,000,000 shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are further classified and designated as follows:

Class	Number of Shares
A	50,000,000
B	10,000,000
C	50,000,000
R	50,000,000
Z	145,000,000
T	90,000,000
R6	105,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	6,482	0.1%
R6	1,163,591	55.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	5.3%
Unaffiliated	4	44.5

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:

Shares sold	119,157	$6,174,629

Shares issued in reinvestment of dividends and distributions	44,632	2,431,090

Shares purchased	(773,477)	(39,787,112)

Net increase (decrease) in shares outstanding before conversion	(609,688)	(31,181,393)

Shares issued upon conversion from other share class(es)	34,377	1,782,529

Shares purchased upon conversion into other share class(es)	(30,486)	(1,571,306)

Net increase (decrease) in shares outstanding	(605,797)	$(30,970,170)

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	548,947	$28,624,494

Shares issued in reinvestment of dividends and distributions	114,644	5,631,294

Shares purchased	(1,337,698)	(70,495,909)

Net increase (decrease) in shares outstanding before conversion	(674,107)	(36,240,121)

Shares issued upon conversion from other share class(es)	79,757	4,145,027

Shares purchased upon conversion into other share class(es)	(97,943)	(5,227,977)

Net increase (decrease) in shares outstanding	(692,293)	$(37,323,071)

Class C

Six months ended April 30, 2025:

Shares sold	22,529	$915,574

Shares issued in reinvestment of dividends and distributions	1,864	78,451

Shares purchased	(54,070)	(2,182,600)

Net increase (decrease) in shares outstanding before conversion	(29,677)	(1,188,575)

Shares purchased upon conversion into other share class(es)	(24,037)	(952,768)

Net increase (decrease) in shares outstanding	(53,714)	$(2,141,343)

Year ended October 31, 2024:

Shares sold	31,296	$1,285,025

Shares issued in reinvestment of dividends and distributions	8,490	323,637

Shares purchased	(84,791)	(3,431,790)

Net increase (decrease) in shares outstanding before conversion	(45,005)	(1,823,128)

Shares purchased upon conversion into other share class(es)	(72,201)	(2,903,284)

Net increase (decrease) in shares outstanding	(117,206)	$(4,726,412)

Class R

Six months ended April 30, 2025:

Shares sold	31,255	$1,589,806

Shares issued in reinvestment of dividends and distributions	2,667	142,539

Shares purchased	(53,183)	(2,709,055)

Net increase (decrease) in shares outstanding	(19,261)	$(976,710)

Year ended October 31, 2024:

Shares sold	65,030	$3,385,931

Shares issued in reinvestment of dividends and distributions	8,733	421,038

Shares purchased	(184,712)	(9,506,476)

Net increase (decrease) in shares outstanding	(110,949)	$(5,699,507)

PGIM Jennison Natural Resources Fund 25

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2025:

Shares sold	529,584	$28,839,035

Shares issued in reinvestment of dividends and distributions	54,731	3,128,444

Shares purchased	(909,635)	(49,106,503)

Net increase (decrease) in shares outstanding before conversion	(325,320)	(17,139,024)

Shares issued upon conversion from other share class(es)	31,193	1,688,228

Shares purchased upon conversion into other share class(es)	(23,863)	(1,312,029)

Net increase (decrease) in shares outstanding	(317,990)	$(16,762,825)

Year ended October 31, 2024:

Shares sold	1,003,144	$54,840,056

Shares issued in reinvestment of dividends and distributions	118,062	6,081,367

Shares purchased	(1,886,025)	(101,580,942)

Net increase (decrease) in shares outstanding before conversion	(764,819)	(40,659,519)

Shares issued upon conversion from other share class(es)	98,763	5,524,808

Shares purchased upon conversion into other share class(es)	(38,076)	(2,086,452)

Net increase (decrease) in shares outstanding	(704,132)	$(37,221,163)

Class R6

Six months ended April 30, 2025:

Shares sold	1,220,179	$64,327,924

Shares issued in reinvestment of dividends and distributions	12,618	727,181

Shares purchased	(154,484)	(8,448,484)

Net increase (decrease) in shares outstanding before conversion	1,078,313	56,606,621

Shares issued upon conversion from other share class(es)	6,770	377,619

Shares purchased upon conversion into other share class(es)	(209)	(12,273)

Net increase (decrease) in shares outstanding	1,084,874	$56,971,967

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	322,923	$18,363,124

Shares issued in reinvestment of dividends and distributions	27,493	1,427,736

Shares purchased	(575,249)	(31,765,247)

Net increase (decrease) in shares outstanding before conversion	(224,833)	(11,974,387)

Shares issued upon conversion from other share class(es)	10,603	589,968

Shares purchased upon conversion into other share class(es)	(797)	(42,090)

Net increase (decrease) in shares outstanding	(215,027)	$(11,426,509)

8.	Borrowings

The RIC, on behalf of the Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2025. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $352,000, borrowed at a weighted average interest rate of 5.47%. The maximum loan outstanding amount during the period was $352,000. At April 30, 2025, the Fund did not have an outstanding loan amount.

PGIM Jennison Natural Resources Fund 27

Notes to Financial Statements  (unaudited) (continued)

9.  Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset-Based Securities Risk: Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resource, such as a precious metal. Although the market price of these securities is expected to follow the market price of the related resource, there may not be perfect correlation. There are special risks associated with certain types of natural resource assets that will also affect the value of asset-based securities related to those assets. For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Energy Company Investment Risks: The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM Jennison Natural Resources Fund 29

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Natural Resource Company Investment Risk: The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect U.S. companies in the

PGIM Jennison Natural Resources Fund 31

Notes to Financial Statements  (unaudited) (continued)

Fund’s portfolio if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

10. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

 Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2025